Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2019	2020	2021	2022	2023	2024 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$76,604	$76,604	$-	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(14,659)	(14,659)	-	-	-	-	-
Vessel upgrades (3)	(121,368)	(105,925)	(15,443)	-	-	-	-
Bareboat commitments charter hire (4)	(152,498)	(5,214)	(12,782)	(12,630)	(12,479)	(12,319)	(97,074)
Total	$(211,921)	$(49,194)	$(28,225)	$(12,630)	$(12,479)	$(12,319)	$(97,074)